UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21076

Registrant Name:	PIMCO Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2014

Date of Reporting Period:	August 31, 2013

Item 1. Schedule of Investments

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—95.9%

	Alabama—0.3%
$1,000	Birmingham-Baptist Medical Centers Special Care Facs. Financing Auth. Rev., Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	$894,540
2,000	State Docks Department Rev., 6.00%, 10/1/40	2,193,880

		3,088,420

	Arizona—7.7%
	Health Facs. Auth. Rev., Banner Health,
3,500	5.00%, 1/1/35, Ser. A	3,445,645
2,860	5.50%, 1/1/38, Ser. D	2,912,538
	Pima Cnty. Industrial Dev. Auth. Rev.,
29,700	5.00%, 9/1/39	28,653,372
1,500	Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	1,391,805
	Pinal Cnty. Electric Dist. No. 3 Rev.,
1,750	5.25%, 7/1/36	1,742,948
3,700	5.25%, 7/1/41	3,630,699
10,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (i)	10,139,200
	Salt Verde Financial Corp. Rev.,
9,000	5.00%, 12/1/32	8,438,670
22,400	5.00%, 12/1/37	20,543,936

		80,898,813

	California—14.1%
	Bay Area Toll Auth. Rev.,
5,000	5.25%, 4/1/48, Ser. S-4	5,018,450
6,000	San Francisco Bay Area, 5.00%, 10/1/29	6,187,140
1,430	San Francisco Bay Area, 5.00%, 4/1/34, Ser. F-1	1,469,911
1,565	Foothill-Eastern Transportation Corridor Agcy. Rev., 5.875%, 1/15/26 (IBC-NPFGC)	1,586,081
16,035	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	11,742,430
2,000	Hayward Unified School Dist., GO, 5.00%, 8/1/33	2,039,420
	Health Facs. Financing Auth. Rev.,
1,500	Scripps Health, 5.00%, 11/15/36, Ser. A	1,451,880
6,300	Sutter Health, 5.00%, 11/15/42, Ser. A (IBC-NPFGC)	6,020,343
2,000	Sutter Health, 5.00%, 8/15/52, Ser. A	1,825,240
3,000	Sutter Health, 6.00%, 8/15/42, Ser. B	3,308,970
1,500	Indian Wells Redev. Agcy., Tax Allocation, Whitewater Project, 4.75%, 9/1/34, Ser. A (AMBAC)	1,252,740
2,000	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A (FGIC-NPFGC)	2,051,200
4,000	Los Angeles Department of Water & Power Rev., 5.00%, 7/1/39, Ser. A-1 (AMBAC)	4,013,520
5,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	5,180,350
1,750	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	1,916,198
2,000	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	2,054,120
2,985	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	3,238,546
3,000	Newport Beach Rev., Hoag Memorial Hospital Presbyterian, 5.875%, 12/1/30 (Pre-refunded @ $100, 12/1/21) (c)	3,721,770
500	Peralta Community College Dist., GO, 5.00%, 8/1/39, Ser. C	481,700
2,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/38, Ser. 2008-A (AGM)	2,062,640
3,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	3,295,182
2,000	Santa Clara Cnty. Financing Auth. Rev., El Camino Hospital, 5.75%, 2/1/41, Ser. A (AMBAC)	2,087,800
	State, GO,
2,925	5.00%, 11/1/32	2,985,255
1,590	5.00%, 6/1/37	1,585,500
5,200	5.125%, 8/1/36	5,281,952
2,500	5.25%, 3/1/38	2,559,100
5,945	5.25%, 11/1/40	6,050,940
5,750	5.50%, 3/1/40	5,933,310
9,500	6.00%, 4/1/38	10,460,260
	Statewide Communities Dev. Auth. Rev.,
2,970	California Baptist Univ., 5.75%, 11/1/17, Ser. B (a)(d)	3,080,603
785	California Baptist Univ., 6.50%, 11/1/21	847,196
1,000	Cottage Health, 5.00%, 11/1/40	961,170
4,890	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	5,567,265
17,415	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	19,416,854
5,690	Sutter Health, 6.00%, 8/15/42, Ser. A	6,283,239
4,725	Torrance Rev., Torrance Memorial Medical Center, 5.00%, 9/1/40, Ser. A	4,529,243

		147,547,518

	Colorado—1.7%
5,800	Aurora Rev., Children’s Hospital Assoc., 5.00%, 12/1/40	5,623,332
1,000	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	1,028,310
	Health Facs. Auth. Rev., Ser. A,

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$1,000	American Baptist Homes, 5.90%, 8/1/37	$895,410
2,500	Catholic Health Initiatives, 5.00%, 2/1/41	2,385,175
500	Evangelical Lutheran, 6.125%, 6/1/38 (Pre-refunded @ $100, 6/1/14) (c)	521,745
6,045	Sisters of Charity of Leavenworth Health System, 5.00%, 1/1/40	5,906,146
1,430	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	1,537,722

		17,897,840

	Connecticut—0.3%
1,250	Harbor Point Infrastructure Improvement Dist., Tax Allocation, 7.875%, 4/1/39, Ser. A	1,347,575
2,000	State Health & Educational Fac. Auth. Rev., Hartford Healthcare, 5.00%, 7/1/41, Ser. A	1,913,060

		3,260,635

	Florida—5.1%
1,000	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 7.00%, 4/1/39	1,091,610
	Broward Cnty. Airport System Rev.,
12,100	5.00%, 10/1/42, Ser. Q-1	11,935,198
600	5.375%, 10/1/29, Ser. O	636,102
8,500	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (i)	8,995,125
1,000	Clearwater Water & Sewer Rev., 5.25%, 12/1/39, Ser. A	1,021,230
340	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	356,643
3,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.625%, 11/15/37, Ser. B	3,163,890
3,000	Leesburg Hospital Rev., Leesburg Regional Medical Center Project, 5.50%, 7/1/32	2,999,850
10,000	Orlando-Orange Cnty. Expressway Auth. Rev., 5.00%, 7/1/40, Ser. A	9,600,000
500	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/37	436,320
7,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (i)	8,301,083
5,000	Sumter Landing Community Dev. Dist. Rev., 4.75%, 10/1/35, Ser. A (NPFGC)	4,535,700

		53,072,751

	Georgia—0.4%
1,500	Atlanta Airport Rev., 5.00%, 1/1/40, Ser. A	1,459,230
2,775	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,372,237

		3,831,467

	Illinois—6.5%
	Chicago,
2,500	GO, 5.00%, 1/1/34, Ser. C	2,194,750
2,758	Special Assessment, Lake Shore East, 6.625%, 12/1/22	2,822,344
5,856	Special Assessment, Lake Shore East, 6.75%, 12/1/32	5,990,278
1,250	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/38, Ser. A (AGC)	1,128,663
	Finance Auth. Rev.,
2,500	Christian Homes, Inc., 5.75%, 5/15/31, Ser. A	2,536,250
250	Leafs Hockey Club Project, 6.00%, 3/1/37, Ser. A (b)(f)	85,000
700	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	783,881
2,000	Provena Health, 6.00%, 5/1/28, Ser. A	2,150,520
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (i)	5,298,650
37,000	Sports Facs. Auth. Rev., 5.50%, 6/15/30 (AMBAC)	38,317,940
	Village of Hillside, Tax Allocation, Mannheim Redev. Project,
3,880	6.55%, 1/1/20	4,035,937
2,900	7.00%, 1/1/28	2,855,891

		68,200,104

	Indiana—0.5%
1,500	Finance Auth. Rev., Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,578,930
	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc.,
990	5.80%, 9/1/47 (a)(d)	972,685
1,900	7.50%, 9/1/22	2,273,312

		4,824,927

	Iowa—1.8%
	Finance Auth. Rev.,
250	Deerfield Retirement Community, Inc., 5.50%, 11/15/27, Ser. A	145,555
1,075	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A	620,221
4,500	Edgewater LLC Project, 6.75%, 11/15/42	4,549,995
5,000	Fertilizer Company Project, 5.25%, 12/1/25	4,343,700
5,000	Fertilizer Company Project, 5.50%, 12/1/22	4,574,950
5,350	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	4,370,362

		18,604,783

	Kansas—0.1%
500	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	529,545
850	Manhattan Rev., Meadowlark Hills Retirement, 5.00%, 5/15/36, Ser. A	722,891

		1,252,436

	Kentucky—0.1%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,034,400

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Louisiana—0.7%

	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
$450	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	$476,284
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	775,125
1,000	Woman’s Hospital Foundation, 6.00%, 10/1/44, Ser. A	1,037,810
	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
3,300	5.50%, 5/15/47, Ser. B	3,333,726
2,000	6.50%, 5/15/37	2,157,700

		7,780,645

	Maryland—0.8%
	Health & Higher Educational Facs. Auth. Rev.,
1,400	Charlestown Community, 6.25%, 1/1/41	1,485,820
1,010	King Farm Presbyterian Community, 5.30%, 1/1/37, Ser. A	865,388
2,380	Medstar Health, 5.00%, 8/15/41	2,263,142
4,050	Washington Cnty. Hospital, 6.00%, 1/1/43	4,075,556

		8,689,906

	Massachusetts—0.9%
	Dev. Finance Agcy. Rev.,
4,610	Adventcare Project, 6.75%, 10/15/37, Ser. A	4,682,054
580	Adventcare Project, 7.625%, 10/15/37	614,261
1,000	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	1,070,830
2,900	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	3,111,990

		9,479,135

	Michigan—0.5%
1,000	Detroit, GO, 5.25%, 11/1/35	904,190
800	Public Educational Facs. Auth. Rev., Bradford Academy, 6.50%, 9/1/37 (a)(d)	413,168
3,000	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	3,562,500

		4,879,858

	Minnesota—0.6%
1,500	Minneapolis Rev., Providence Project, 5.75%, 10/1/37, Ser. A	1,365,645
	North Oaks Rev., Presbyterian Homes North Oaks,
2,640	6.00%, 10/1/33	2,673,053
1,530	6.125%, 10/1/39	1,552,705
500	Oronoco Rev., Wedum Shorewood Campus Project, 5.40%, 6/1/41	438,940
400	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	414,144

		6,444,487

	Mississippi—0.0%
70	Dev. Bank Special Obligation Rev., Capital Projects and Equipment Acquisition, 5.00%, 7/1/24, Ser. A-2 (AMBAC)	64,771

	Missouri—1.0%
645	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	654,972
10,000	State Health & Educational Facs. Auth. Rev., CoxHealth, 5.00%, 11/15/44, Ser. A	9,327,800

		9,982,772

	Nevada—1.0%
10,000	Clark Cnty., GO, 4.75%, 11/1/35 (FGIC-NPFGC) (i)	10,036,500

	New Hampshire—0.2%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39, Ser. A	2,049,180

	New Jersey—5.2%
950	Burlington Cnty. Bridge Commission Rev., The Evergreens Project, 5.625%, 1/1/38	823,070
4,000	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 10/1/21	4,111,520
	Economic Dev. Auth. Rev.,
525	Arbor Glen, 6.00%, 5/15/28, Ser. A	470,132
2,000	MSU Student Housing Project, 5.875%, 6/1/42	2,081,500
	Health Care Facs. Financing Auth. Rev.,
1,500	AHS Hospital Corp., 6.00%, 7/1/37	1,633,455
4,000	Robert Wood Johnson Univ. Hospital, 5.50%, 7/1/43 (e)	3,988,040
1,500	St. Peters Univ. Hospital, 5.75%, 7/1/37	1,412,850
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,020,180
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
3,300	4.75%, 6/1/34	2,280,432
31,305	5.00%, 6/1/41	21,097,692
15,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	14,663,100

		54,581,971

	New Mexico—0.2%
2,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	2,083,160

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	New York—12.7%
$34,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	$34,283,340
	Liberty Dev. Corp. Rev.,
1,000	Bank of America Tower at One Bryant Park Project, 5.125%, 1/15/44	1,003,970
2,500	Bank of America Tower at One Bryant Park Project, 5.625%, 7/15/47	2,596,475
1,250	Bank of America Tower at One Bryant Park Project, 6.375%, 7/15/49	1,321,662
10,000	Goldman Sachs Headquarters, 5.25%, 10/1/35 (i)	10,210,300
1,505	Goldman Sachs Headquarters, 5.25%, 10/1/35	1,536,650
3,880	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,837,708
1,100	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	591,987
	New York City Water & Sewer System Rev.,
2,830	5.00%, 6/15/37, Ser. D (i)	2,837,896
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (i)	3,978,240
2,000	Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	2,004,820
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	10,012,700
54,000	4 World Trade Center Project, 5.75%, 11/15/51	56,580,120
1,750	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	1,792,805

		132,588,673

	North Carolina—0.1%
	Medical Care Commission Rev.,
550	Salemtowne, 5.10%, 10/1/30	522,313
1,000	Village at Brookwood, 5.25%, 1/1/32	950,250

		1,472,563

	North Dakota—0.4%
3,710	Stark Cnty. Healthcare Rev., Benedictine Living Communities, 6.75%, 1/1/33	3,848,160

	Ohio—5.0%
37,740	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2	28,095,543
4,000	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	3,685,480
3,900	Hamilton Cnty. Sales Tax Rev., 5.00%, 12/1/30, Ser. A	3,910,140
1,000	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	1,086,820
2,000	JobsOhio Beverage System Rev., 5.00%, 1/1/38, Ser. A	1,950,400
1,000	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	1,071,760
3,000	State Rev., Cleveland Clinic Health System, 5.50%, 1/1/39, Ser. B	3,149,070
10,000	State Turnpike Commission Rev., 5.00%, 2/15/48, Ser. A-1	9,743,200

		52,692,413

	Oregon—0.2%
1,000	Clackamas Cnty. Hospital Fac. Auth. Rev., Legacy Health System, 5.50%, 7/15/35, Ser. A	1,018,460
1,155	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	1,183,274

		2,201,734

	Pennsylvania—5.4%
10,000	Berks Cnty. Municipal Auth. Rev., Reading Hospital Medical Center, 5.00%, 11/1/44, Ser. A	9,428,100
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	751,658
670	6.00%, 7/1/35	674,945
3,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (f)	1,881,652
	Higher Educational Facs. Auth. Rev.,
850	Edinboro Univ. Foundation, 6.00%, 7/1/43	811,410
400	Thomas Jefferson Univ., 5.00%, 3/1/40	390,248
500	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	515,920
8,500	Montgomery Cnty. Industrial Dev. Auth. Rev., New Regional Medical Center, 5.375%, 8/1/38 (FHA)	8,880,460
17,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	17,296,140
6,000	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, 5.625%, 7/1/42, Ser. A	4,963,860
500	Philadelphia Water & Wastewater Rev., 5.25%, 1/1/36, Ser. A	513,255
10,000	Turnpike Commission Rev., 5.00%, 12/1/43, Ser. C	9,696,000
1,000	Westmoreland Cnty. Industrial Dev. Auth. Rev., Excela Health Project, 5.125%, 7/1/30	1,019,810

		56,823,458

	Rhode Island—5.3%
56,200	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	56,078,608

	South Carolina—0.6%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	1,009,490
5,000	State Public Service Auth. Rev., Sanatee Cooper, 5.125%, 12/1/43, Ser. B	4,942,750

		5,952,240

	Tennessee—1.2%
1,750	Claiborne Cnty. Industrial Dev. Board Rev., Lincoln Memorial Univ. Project, 6.625%, 10/1/39	1,838,410
1,000	Johnson City Health & Educational Facs. Board Rev., Mountain States Health Alliance, 6.00%, 7/1/38, Ser. A	1,032,620

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
$500	Sullivan Cnty. Health Educational & Housing Facs. Board Rev., Wellmont Health Systems Project, 5.25%, 9/1/36, Ser. C	$476,285
	Tennessee Energy Acquisition Corp. Rev., Ser. C,
3,000	5.00%, 2/1/23	3,137,310
6,000	5.00%, 2/1/27	5,959,200

		12,443,825

	Texas—13.3%
130	Aubrey Independent School Dist., GO, 5.50%, 2/15/33 (GTD-PSF)	131,763
6,500	Brazos Cnty. Health Facs. Dev. Corp. Rev., 5.375%, 1/1/32	6,495,060
2,500	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	2,557,500
21,000	Grand Parkway Transportation Corp. Rev., 5.00%, 4/1/53, Ser. B	19,313,070
	Harris Cnty. Cultural Education Facs. Finance Corp. Rev., Texas Children’s Hospital Project,
3,750	5.25%, 10/1/29	4,023,375
12,700	5.50%, 10/1/39	13,299,059
700	HFDC of Central Texas, Inc. Rev., Village at Gleannloch Farms, 5.50%, 2/15/37, Ser. A	598,409
5,000	Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26	4,881,150
	North Harris Cnty. Regional Water Auth. Rev.,
10,300	5.25%, 12/15/33	10,692,945
10,300	5.50%, 12/15/38	10,763,603
	North Texas Tollway Auth. Rev.,
5,750	5.00%, 1/1/38	5,607,342
1,300	5.50%, 9/1/41, Ser. A	1,357,161
5,000	5.625%, 1/1/33, Ser. B	5,182,600
1,200	5.75%, 1/1/33, Ser. F	1,244,880
1,920	Private Activity Bond Surface Transportation Corp. Rev., 7.00%, 6/30/40	2,080,608
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	265,338
	State, Mobility Fund, GO (i),
10,025	4.75%, 4/1/35, Ser. A	10,273,620
17,500	4.75%, 4/1/36	18,133,500
1,000	State Public Finance Auth. Charter School Finance Corp. Rev., 5.875%, 12/1/36, Ser. A	966,120
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	3,303,210
15,300	Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26, Ser. D	16,965,099
1,000	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	1,099,030

		139,234,442

	Virginia—0.2%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems, 5.50%, 5/15/35, Ser. A	1,064,650
	James City Cnty. Economic Dev. Auth. Rev., United Methodist Home, Ser. A,
412	2.00%, 10/1/48	10,900
1,273	6.00%, 6/1/43	1,021,816

		2,097,366

	Washington—1.5%
	Health Care Facs. Auth. Rev.,
1,300	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	1,362,699
1,000	Seattle Cancer Care Alliance, 7.375%, 3/1/38	1,171,830
13,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	13,564,460

		16,098,989

	West Virginia—0.2%
2,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	2,366,940

	Wisconsin—0.1%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	1,080,040

	Total Municipal Bonds & Notes (cost-$999,253,766)	1,004,565,930

VARIABLE RATE NOTES—1.3%

	California—0.4%
5,000	Health Facs. Financing Auth. Rev., 8.10%, 11/15/36, Ser. 3193 (a)(d)(g)(h)	4,797,500

	Florida—0.2%
1,830	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.00%, 11/15/31, Ser. C (h)	1,825,535

	Texas—0.5%
5,365	State, GO, 7.663%, 4/1/37, Ser. 3197 (a)(d)(g)(h)	5,533,353

	West Virginia—0.2%
2,000	Economic Dev. Auth. Rev., Appalachian Power, 5.375%, 12/1/38, Ser. A (h)	2,026,740

	Total Variable Rate Notes (cost-$13,982,917)	14,183,128

PIMCO Municipal Income Fund II Schedule of Investments

August 31, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—0.1%

	Commercial Services—0.1%
$900	ADT Corp., 4.125%, 6/15/23 (cost-$799,215)	$779,882

SHORT-TERM INVESTMENTS—2.7%

	U.S. Treasury Obligations—2.7%
100	U.S. Treasury Bills, 0.135%, 8/21/14 (j)	99,869
	U.S. Treasury Notes,
200	0.125%, 7/31/14	199,988
100	0.25%, 6/30/14	100,100
6,100	1.00%, 5/15/14	6,138,003
21,400	2.25%, 5/31/14	21,737,307

	Total U.S. Treasury Obligations (cost-$28,270,326)	28,275,267

	Total Investments (cost-$1,042,306,224) (k)—100.0%	$1,047,804,207

Industry classification of portfolio holdings as a percentage of total investments at August 31, 2013 was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	24.5%
Tobacco Settlement Funded	11.8
Highway Revenue Tolls	7.0
Miscellaneous Taxes	6.9
Industrial Revenue	6.9
Natural Gas Revenue	6.1
Miscellaneous Revenue	4.8
Water Revenue	3.9
Lease (Appropriation)	2.7
Port, Airport & Marina Revenue	2.5
College & University Revenue	2.4
Electric Power & Light Revenue	2.2
Sales Tax Revenue	0.4
Transit Revenue	0.4
Resource Recovery Revenue	0.2
Fuel Sales Tax Revenue	0.1
Local or Guaranteed Housing	0.1
Lease Revenue	0.1
Recreational Revenue	0.0

Total Revenue Bonds		83.0%
General Obligation		11.7
U.S. Treasury Obligations		2.7
Special Assessment		1.2
Tax Allocation		1.0
Certificates of Participation		0.3
Commercial Services		0.1

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement date.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $14,797,309, representing 1.4% of total investments.
(b)	Illiquid.
(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).
(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(e)	When-issued or delayed-delivery. To be settled/delivered after August 31, 2013.
(f)	In default.
(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2013.
(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2013.
(i)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(j)	Rates reflect the effective yields at purchase date.
(k)	At August 31, 2013, the cost basis of portfolio securities for federal income tax purposes was $996,572,505. Gross unrealized appreciation was $40,284,040; gross unrealized depreciation was $33,535,469; and net unrealized appreciation was $6,748,571. The difference between book and tax cost was attributable to the differing treatment of Inverse Floater transactions.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

U.S. Treasury Obligations—U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at August 31, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/13
Investments in Securities—Assets
Municipal Bonds & Notes	$—	$1,004,565,930	$—	$1,004,565,930
Variable Rate Notes	—	14,183,128	—	14,183,128
Corporate Bonds & Notes	—	779,882	—	779,882
Short-Term Investments	—	28,275,267	—	28,275,267

Totals	$—	$1,047,804,207	$—	$1,047,804,207

At August 31, 2013, there were no transfers between Levels 1 and 2.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

GTD—Guaranteed

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

PSF—Public School Fund

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund II

By: /s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 22, 2013

By: /s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel

Brian S. Shlissel, President & Chief Executive Officer

Date: October 22, 2013

By: /s/ Lawrence G. Altadonna

Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: October 22, 2013